EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Statement [Line Items]
Beginning balance	$ 236,887	$ 199,848
Consulting	13,612
Drilling		8,823
Royalties	4,686	4,695
Taxes, licenses and permits	24,894	23,521
Ending balance	280,079	236,887
Robertson Property [Member]
Statement [Line Items]
Beginning balance
Consulting
Drilling
Royalties
Taxes, licenses and permits
Ending balance
Ruf and Norma Sass Claims [Member]
Statement [Line Items]
Beginning balance	183,949	162,595
Consulting
Drilling		8,823
Royalties	4,686	4,695
Taxes, licenses and permits	8,294	7,836
Ending balance	196,929	183,949
Eagle & JDN Claims [Member]
Statement [Line Items]
Beginning balance	52,937	37,252
Consulting	13,612
Drilling
Royalties
Taxes, licenses and permits	16,600	15,685
Ending balance	83,149	52,937
Robertson Royalty Interest [Member]
Statement [Line Items]
Beginning balance	1	1
Consulting
Drilling
Royalties
Taxes, licenses and permits
Ending balance	$ 1	$ 1